Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 2,578.4	$ 2,298.0
Less: Accumulated depreciation and amortization on property and equipment		(411.8)	(310.8)
Property and equipment, net	$ 1,632.3	1,663.9	1,667.4
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		186.0	176.4
Landfill Site [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,281.6	1,091.6
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		490.8	430.4
Containers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		261.8	238.2
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		134.4	113.2
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		24.1	22.3
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		155.3	147.4
Construction in Process [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		44.4	78.5
Landfill Airspace [Member]
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation and amortization on property and equipment		$ (502.7)	$ (319.8)